STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions
Employer contributions	$ 21,025,963	$ 16,045,793
Employee contributions	50,432,989	36,573,686
Rollover contributions	140,515,574	5,839,350
Total contributions	211,974,526	58,458,829
Deductions from net assets attributed to:
Benefits paid directly to participants	74,259,860	65,632,216
Administrative expenses	479,848	143,739
Total deductions	74,739,708	65,775,955
Investment income:
Net change in the fair value of investments	76,187,554
Dividend and interest income	36,573,348
Plan interest in UMB Retirement Master Trust investment income		107,781,365
Total investment income	112,760,902	107,781,365
Interest income on notes receivable from participants	860,743	552,235
Increase in net assets available for benefits before transfers	250,856,463	101,016,474
Transfers from The ESOP of UMB	18,525	1,078,163
Other transfers	1,119,248
Increase in net assets available for benefits	251,994,236	102,094,637
Net assets available for benefits - beginning of year	717,575,084	615,480,447
Net assets available for benefits - end of year	$ 969,569,320	$ 717,575,084